S000008437 [Member] Investment Strategy - Core Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. Fixed income instruments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and mortgage-backed (mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principalonly), commercial mortgage-backed securities and mortgage pass-through securities) and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments (including commitments to purchase loan assignments (“Unfunded Commitments”); delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.
The Fund may also invest in derivatives based on fixed income instruments, including futures, forwards, options, swaps, and swaptions, and may use other investment techniques such as mortgage dollar rolls, buy-backs and securities lending to earn additional income. The Fund also may engage in short sales. The Fund may also invest in Exchange-Traded Funds (“ETFs”) to gain exposure to a particular portion of the market while allocating assets among Sub-advisers (as defined below), transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.
Investments may be structured to provide all types of interest rate payments, including fixed, variable, floating, inverse, zero or interest-only rates of interest. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in currency spot and forward transactions for the purpose of active currency exposure. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund may invest up to 15% in emerging market securities. The Fund may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity-related securities. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Credit quality. The Fund invests primarily in investment grade debt securities, but may invest up to 25% of its total assets in non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) rated CCC- or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-advisers to be of comparable quality.
Duration. The Fund’s average portfolio duration, as calculated by the Sub-advisers, normally ranges within two years (plus or minus) of the duration of the benchmark index. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
The Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.